CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net profit	$ (1,400,292)	$ 3,498,005	$ 9,975,225
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation of property and equipment	4,185,532	3,689,815	2,685,034
Amortization of intangible assets	7,771,842	6,651,329	6,309,065
Loss on disposals of property and equipment	54,512	0	6,960
Investment loss due to the redemption of financial assets held for trading	0	2,436,809	0
Loss on equity investment	166,334	0	0
Interests of loans	217,041	0	0
Changes in operating assets and liabilities:
Accounts receivables	(168,235)	(5,195)	372,347
Prepayments and other current assets	316,019	(1,268,175)	(1,060,291)
Other receivables		(150,001)
Long-term prepayments and other non-current assets	28,406	68,629	(97,035)
Accounts payable	(36,441)	(135,379)	239,061
Amounts due to a related party	(210,388)	257,037	0
Deferred revenue	(4,954,504)	(5,017,679)	(7,194,492)
Other payables	(542,340)	824,404	75,980
Deferred tax liabilities	38,744	824,404	75,980
Taxes payable	(637,297)	(95,115)	168,263
Net cash generated from operating activities	4,828,933	10,754,484	11,480,117
Cash flows from investing activities
Proceed from redemption of financial assets held for trading	5,563,030	0	0
Investment in long-term investments	(15,117,687)	0	0
Purchase of property and equipment	(512,797)	(5,091,647)	(1,672,529)
Purchase of intangible assets	(1,850,484)	(7,773,051)	(8,728,734)
Investment in financial assets held for trading	0	(8,000,000)	0
Advance for investment	(1,732,775)	0	0
Proceed from disposal of property and equipment and intangible assets	4,681	0	0
Cash acquired from business combination	50,427	0	0
Net cash used in investing activities	(13,595,605)	(20,864,698)	(10,401,263)
Cash flows from financing activities
Proceeds from IPO net off IPO expenses	0	13,243,554	0
Proceeds from long-term borrowings	14,809,302	0	0
Net cash flows from financing activities	14,809,302	13,243,554	0
Effects of exchange rate changes on cash	338,135	2,388,306	490,577
Net increase in cash and cash equivalents	6,380,765	5,521,646	1,569,431
Cash and cash equivalents at beginning of year	17,453,360	11,931,714	10,362,283
Cash and cash equivalents at end of year	23,834,125	17,453,360	11,931,714
Supplemental disclosures of cash flow information
Cash paid for income taxes	1,231,826	3,612,851	3,063,628
Cash paid for interest expense	0	0	422
Non-cash transactions
Redemption of fund in transit		5,563,191
Shares issued as consideration for acquisition	$ 4,640,000	$ 0	$ 0